OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 9,015,121		¥ 17,933,978
Refundable payment from franchised stores-non-current	1,233,466		1,680,058
Others	3,192,795		1,353,394
Other non-current liabilities	¥ 13,441,382	$ 1,948,817	¥ 20,967,430